SHAREHOLDERS' EQUITY (Schedule of Unvested Restricted Share Units) (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of RSUs
Unvested - beginning of year	587,669
Granted	136,736
Vested	(212,653)
Canceled	(15,216)
Unvested - year end	496,536	587,669
Weighted average grant date fair value
Unvested - beginning of year	$ 98.39
Granted	196.83	$ 105.94	$ 87.02
Vested	93.93
Canceled	98.34
Unvested - year end	$ 127.39	$ 98.39